Trade and other receivables and Other non-current assets - Summary of Trade and Other Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Total (A+B)	₨ 164,533	$ 2,379	₨ 128,170
Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Bank Deposits	221	3	1,238
Site restoration assets	5,457	79	4,705
Trade receivables	76,700	1,109	53,136
Others	8,023	116	7,894
Loans to related parties	788	12	770
Receivables from related parties	578	8	426
Advance recoverable (oil and gas business)	21,662	313	6,429
Total - Financial (A)	113,429	1,640	74,598
Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities	11,305	163	13,514
Advance for supplies	14,792	214	18,792
Advance for supplies to related party	5,576	80	3,857
Others	19,431	282	17,409
Total - Non Financial (B)	51,104	739	53,572
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Total (A+B)	64,499	933	43,907
Non-current assets [member] | Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Bank Deposits	221	3	1,238
Site restoration assets	5,457	79	4,705
Trade receivables	36,876	533	21,485
Others	5,354	77	2,546
Loans to related parties	51	1	75
Total - Financial (A)	47,959	693	30,049
Non-current assets [member] | Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities	5,209	75	5,961
Others	11,331	165	7,897
Total - Non Financial (B)	16,540	240	13,858
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Total (A+B)	100,034	1,446	84,263
Current Assets [member] | Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	39,824	576	31,651
Others	2,669	39	5,348
Loans to related parties	737	11	695
Receivables from related parties	578	8	426
Advance recoverable (oil and gas business)	21,662	313	6,429
Total - Financial (A)	65,470	947	44,549
Current Assets [member] | Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities	6,096	88	7,553
Advance for supplies	14,792	214	18,792
Advance for supplies to related party	5,576	80	3,857
Others	8,100	117	9,512
Total - Non Financial (B)	₨ 34,564	$ 499	₨ 39,714